United States
     Securities And Exchange Commission
           Washington, DC  20549

               FORM  13F

         FORM  13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:
June 30, 2012

Check here if Amendment [      ];Amendment #:
This Amendment (Check only one.):
[    ] is a restatement
[    ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:     Dudley & Shanley, LLC
Address:  130 Maple Avenue
          Suite 6
          Red Bank, NJ 07701-1729

13F File Number:   801-30300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf
Of Reporting Manager:

Name:    Frank E. Shanley
Title:      Manager
Phone:    732.936.1030

Signature, Place, and Date of Signing:

Frank E. Shanley, Red Bank, NJ, July 12, 2012
Report Type (Check only one.)

[ X ]    13F   HOLDINGS REPORT
[   ]    13F   NOTICE
[   ]    13F   COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS
REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.





FORM  13F  SUMMARY  PAGE

Report  Summary:

Number of Other Included Managers: 0

Form 13F Info. Table Entry Total:

Form 13F Info. Table Value Total:

List of Other Included Managers: None

No.    13F    File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      COM              00206r102      207     5800 SH       Sole                     5800
Adobe Systems, Inc.            COM              00724F101    19430   600250 SH       Sole                   600250
African Potash                 COM              B4QYTJ5        120  1000000 SH       Sole                  1000000
Anadarko Petroleum             COM              032511107    11049   166910 SH       Sole                   166910
Beacon Roofing Supply          COM              073685109    19552   775250 SH       Sole                   775250
EMC Corp.                      COM              268648102      723    28200 SH       Sole                    28200
Ecolab Inc.                    COM              278865100    14902   217450 SH       Sole                   217450
Enersys                        COM              29275Y102    20807   593300 SH       Sole                   593300
Fastenal Co.                   COM              311900104    10462   259550 SH       Sole                   259550
Fiserv Inc.                    COM              337738108    19183   265625 SH       Sole                   265625
Ford Motor Co.                 COM              345370860      492    51300 SH       Sole                    51300
Gardner Denver, Inc.           COM              365558105    10093   190765 SH       Sole                   190765
General Electric Co            COM              369604103     1110    53250 SH       Sole                    53250
Henry Schein Inc.              COM              806407102    17754   226200 SH       Sole                   226200
Hovnanian Entr.                COM              442487203     6087  2099000 SH       Sole                  2099000
Intel Corp                     COM              458140100    19163   719050 SH       Sole                   719050
Intuit, Inc.                   COM              461202103    17683   297950 SH       Sole                   297950
Linear Technology              COM              535678106    19301   616042 SH       Sole                   616042
Mettler-Toledo Int'l           COM              592688105    15644   100381 SH       Sole                   100381
Microsoft Corp.                COM              594918104     1022    33400 SH       Sole                    33400
Paccar Inc.                    COM              693718108    14208   362550 SH       Sole                   362550
Paychex, Inc.                  COM              704326107    17709   563800 SH       Sole                   563800
Petromanas Energy              COM              71672A105      211  1000000 SH       Sole                  1000000
Polypore Int'l Inc.            COM              73179V103    15895   393550 SH       Sole                   393550
Robert Half Int'l              COM              770323103    17207   602275 SH       Sole                   602275
Rollins, Inc.                  COM              775711104    12161   543650 SH       Sole                   543650
SM Energy Company              COM              78454L100    17719   360802 SH       Sole                   360802
Schlumberger Ltd.              COM              806857108    10561   162700 SH       Sole                   162700
Toll Brothers, Inc.            COM              889478103    20392   685900 SH       Sole                   685900
Verizon Comm.                  COM              92343V104      464    10450 SH       Sole                    10450
Waters Corporation             COM              941848103    16778   211120 SH       Sole                   211120